Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,613,561.84

Principal:
Principal Collections	$14,728,066.13
Prepayments in Full	$9,617,278.09
Liquidation Proceeds	$232,242.58
Recoveries	$58,659.96
Sub Total	$24,636,246.76
Collections	$26,249,808.60

Purchase Amounts:
Purchase Amounts Related to Principal	$413,666.99
Purchase Amounts Related to Interest	$2,212.61
Sub Total	$415,879.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,665,688.20

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,665,688.20
Servicing Fee	$365,084.38	$365,084.38	$0.00	$0.00	$26,300,603.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,300,603.82
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,300,603.82
Interest - Class A-3 Notes	$103,717.95	$103,717.95	$0.00	$0.00	$26,196,885.87
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$26,123,210.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,123,210.20
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$26,086,709.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,086,709.70
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$26,057,768.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,057,768.70
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$26,017,865.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,017,865.20
Regular Principal Payment	$24,527,844.25	$24,527,844.25	$0.00	$0.00	$1,490,020.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,490,020.95
Residual Released to Depositor	$0.00	$1,490,020.95	$0.00	$0.00	$0.00
Total		$26,665,688.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,527,844.25
Total					$24,527,844.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,527,844.25	$60.35	$103,717.95	$0.26	$24,631,562.20	$60.61
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$24,527,844.25	$18.28	$282,738.62	$0.21	$24,810,582.87	$18.49

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$218,353,581.01	0.5372874	$193,825,736.76	0.4769334
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$426,763,581.01	0.3180507	$402,235,736.76	0.2997710

Pool Information
Weighted Average APR	4.284%	4.288%
Weighted Average Remaining Term	34.36	33.56
Number of Receivables Outstanding	30,617	29,715
Pool Balance	$438,101,261.02	$412,865,864.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$426,763,581.01	$402,235,736.76
Pool Factor	0.3237660	0.3051165

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$10,630,127.64
Targeted Overcollateralization Amount	$10,630,127.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,630,127.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$244,059.02
(Recoveries)		69	$58,659.96
Net Losses for Current Collection Period			$185,399.06
Cumulative Net Losses Last Collection Period			$5,388,314.19
Cumulative Net Losses for all Collection Periods			$5,573,713.25

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.78%	410	$7,350,774.14
61-90 Days Delinquent	0.15%	37	$629,890.05
91-120 Days Delinquent	0.03%	7	$143,339.90
Over 120 Days Delinquent	0.19%	42	$767,565.59
Total Delinquent Receivables	2.15%	496	$8,891,569.68

Repossession Inventory:
Repossessed in the Current Collection Period		20	$341,457.81
Total Repossessed Inventory		27	$486,194.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2386%
Preceding Collection Period			0.4272%
Current Collection Period			0.5229%
Three Month Average			0.3962%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2769%
Preceding Collection Period			0.2711%
Current Collection Period			0.2894%
Three Month Average			0.2791%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer